COMMITMENTS AND GUARANTEES (RENTALS) - Non-cancellable operating agreements (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Non-cancellable operating agreements
Amount corresponding to contracts	R$ 12,591,561
2019
Non-cancellable operating agreements
Amount corresponding to contracts	2,579,046
From 1 to 5 years
Non-cancellable operating agreements
Amount corresponding to contracts	7,201,868
Over five years
Non-cancellable operating agreements
Amount corresponding to contracts	R$ 2,810,647